CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		3 Months Ended		12 Months Ended
	Feb. 27, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Interest expense		$ 71,212	$ 193,480	$ 472,381	$ 3,346,896
Change in fair value of notes payable				3,616,706	0
Loss on extinguishment of accounts payable (including $290,676 and nil with related parties, respectively)				5,361,931	0
Loss on extinguishment of notes payable		0	5,497,516	10,138,337	20,504,307
Reverse stock split	0.2
Related Party [Member]
Interest expense		67,737	0	103,299	0
Change in fair value of notes payable				847,646	0
Loss on extinguishment of accounts payable (including $290,676 and nil with related parties, respectively)				290,676	0
Loss on extinguishment of notes payable		$ 0	$ 27,139	$ 2,840,115	$ 1,491,666